Income Taxes - Schedule of Income Tax Reconciliation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of income tax reconciliation [Abstract]
Net income (loss)		$ (514.1)		$ (576.6)		$ (1,446.2)
Income taxes		(23.7)		13.7		(77.0)
Net Income (loss) before taxes		(490.4)		(590.3)		(1,369.2)
Equity investment companies income		(20.1)	[1]	(8.2)	[2]	21.4	[3]
Theoretical tax basis		$ (470.3)		$ (582.1)		$ (1,390.6)
Enacted tax rate in France		34.43%		34.43%		38.00%
Theoretical taxes		$ 161.9		$ 200.4		$ 528.4
Differences on tax:
Differences in tax rates between France and foreign countries		0.3		23.9		37.1
Change in local tax rates enacted by US and French tax laws	[4]	43.3
Non-deductible part of dividends		(0.6)		(1.8)		(1.1)
Adjustments on the tax expense recognized in the period for prior periods	[5]	1.6		10.1		(2.1)
Adjustments on the deferred tax expense recognized in the period for prior periods		(4.3)		(5.1)		5.2
Valuation allowance on deferred tax assets previously recognized on losses on the French tax group	[5]					(48.0)
Valuation allowance on deferred tax assets previously recognized on losses on foreign entities	[5]	(45.5)		(7.5)		(6.1)
Other permanent differences (including withholding taxes)	[6]	(22.0)		(7.0)		(344.5)
Deferred tax unrecognized on losses of the period on the French tax group	[7]	(117.6)		(150.4)		(173.9)
Deferred tax unrecognized on losses of the period on foreign entities	[7]	(42.7)		(51.7)		(73.2)
Unrecognized deferred tax on losses of prior periods		2.8		2.6		2.8
Income tax and deferred tax on Argas net income (equity method company)		(0.9)		0.2		(1.6)
Income taxes		$ (23.7)		$ 13.7		$ (77.0)

[1]	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
[2]	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
[3]	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.
[4]	The US corporate income tax rate used for tax calculations decreased from 35% in 2016 to 21% in 2017, which had a favorable tax impact of US$37million in 2017. In France, the corporate income tax rate will reduce over a five-year period from 34.43% to 25%, which had a favorable impact on deferred taxes calculation in 2017 of US$6.3 million.
[5]	See comments on income tax benefit (expense) above.
[6]	In 2015, permanent differences included US$365.0 million impairment of the Marine goodwill and US$438.8 million related to GGR CGUs goodwill depreciation (see note 21).
[7]	Corresponds notably to the French, Norwegian and US tax groups according to short and medium term uncertainties and revised tax planning.